Compensation Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Performance Shares	Dec. 31, 2010 Performance Shares	Dec. 31, 2009 Performance Shares	Dec. 31, 2011 Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance units vest period			44 months
Performance units, expiration date			Feb. 15, 2014
Proceed from sale of common stock			$ 875
Share based compensation authorized			87,500,000
Share based compensation granted			87,500,000
Share based compensation forfeited			50,312,500
Share based compensation vested			37,187,500
Grant date fair value of performance units			0	0	0	0
Cash distributions	$ 380.2	$ 4.7	$ 35.0	$ 213.8	$ 56.5